Provisions (Detail: Text Values) € / shares in Units, € in Millions, shares in Millions, $ in Millions		1 Months Ended						2 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2025 EUR (€) employee	Apr. 30, 2025 USD ($)	Nov. 30, 2024 EUR (€)	Oct. 31, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Dec. 31, 2019 EUR (€)	Feb. 28, 2018 EUR (€)	Sep. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€) employee	Dec. 31, 2025 EUR (€) institution claim trust € / shares shares	Dec. 31, 2025 USD ($) claim	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2010 EUR (€)	Jul. 31, 2024 EUR (€)	Apr. 30, 2024 EUR (€)	Jul. 19, 2023 EUR (€)	Jul. 19, 2023 USD ($)	Dec. 31, 2020 EUR (€)	Oct. 07, 2010 € / shares shares
Estimated aggregated future loss (more than remote but less than probable)
Contingent liabilities for civil Litigation matters										€ 921.0		€ 600.0
Contingent liabilities for regulatory enforcement matters										6.0		100.0
Consent Order and Written Agreement with the Federal Reserve
Consent Order to pay a civil monetary penalty due to various deficiencies in governance risk management and internal controls in USD | $																			$ 186
including violations alleged with respect to the post settlement sanctions and embargoes and AML control enhancement undertakings in USD																		€ 140.0
including penalty for unsafe or unsound practices stemming from the banks handling of its legacy correspondent banking relationship with Danske Bank Estonia in USD																		€ 46.0
Cum-ex Investigations and Litigations
Demand from Federal Central Tax Office for tax refunds paid to former custody client in EURO							€ 49.0
Payment of liability notice from Federal Central Tax Office by January 20, 2020 in connection with tax refund claims in EURO						€ 2.0
BNY estimation of potential Cum-Ex related tax liabilities in EUR															€ 120.0
Applicable Interest rate for potential cum-ex related tax liabilities in percent															6.00%
Payment orders from tax authorities in relation to the investment funds in EUR																				€ 118.0
Payment by BNY after consultation with Deutsche Bank in EUR																				47.0
Further payment by third parties in EUR																				€ 72.0
BNY payment request regarding penalty interests in EUR										€ 12.0
Hearing letters from the German Federal Tax Office regarding three third party investment funds in EUR																	€ 147.0
Two tax liability notices received from the FTO regarding two of the funds in EURO																€ 85.0
Payment for tax litigation liability								€ 29.0
Civil Litigations
Maximum number of failed financial institutions with FDIC as receiver | institution										20
Litigation settlement amount | $		$ 20
Monte Dei Paschi
Seizure of alleged profits ordered by the Milan Court revoked in appeal confirmed on October 11 2023 in EUR										€ 64.9
Fine imposed by the Milan court revoked in appeal proceedings finally confirmed on October 11 2023 in EUR										€ 3.0
Number of former employees filing claims relating to Italian criminal proceedings in German Courts | employee									1
Claim for damages by former DB employee due to alleged harm to career caused by Italian criminal proceedings filed in German Courts									€ 152.0
Number of former employees filing claims relating to Italian criminal proceedings in English Courts | employee	4
Claim for damages by former DB employees due to alleged harm to career caused by Italian criminal proceedings filed in English Courts	€ 600.0
Number of additional former employees filing claims relating to Italian criminal proceedings in English Courts | employee	1
Mortgage-Related and Asset-Backed Securities Matters and Investigation
Number of National Credit Union Administration Board trusts invested with alleged losses | trust										18
Total realised collateral losses in USD | $											$ 3,700
Number of Commerzbank AG trusts invested with alleged losses | trust										50
Number of IKB trusts invested with alleged losses | trust										12
Damages before IKB voluntarily discontinued its claims as to certain RMBS certificates in USD | $											$ 268
1MDB
Damages claimed for three wire transfers in 1MDB litigation														€ 1,100.0
Polish Mortgages
Reimbursement of alleged overpayments										€ 1,100.0
Polish mortgages: Number of civil claims | claim										8,791	8,791
Total provision in the CHF and EUR mortgage cases										€ 736.0		895.0
Additional provision in the CHF and EUR mortgage cases										€ 88.0
Postbank Voluntary Public Takeover Offer
Takeover offer for Postbank shareholder in 2010 (in EURO per share) | € / shares																					€ 25
Total number of shares accepted in takeover in 2010 (in shares) | shares																					48.2
Claim 1 for raising the takeover share price offer (in EURO per share) | € / shares										€ 57.25
Claim 2 for raising the takeover share price offer (in EURO per share) | € / shares										€ 64.25
Payment claims against Deutsche Bank in relation to Postbank takeover (excluding interest)										€ 700.0
Total provisions for claims against DB in relation to Postbank takeover									€ 1,300.0
Proportion of the plaintiff claims by value in the litigation with whom Deutsche Bank has reached settlement agreements										90.00%
Remaining provisions for claims against DB in relation to Postbank takeover										€ 112.0
Cash compensation paid in connection with squeeze out in 2015 (in EURO per share) | € / shares										€ 35.05
Cash compensation offered in connection with the execution of a domination and profit and loss transfer agreement (in EURO per share) | € / shares										25.18
Annual compensation offered in connection with the execution of a domination and profit and loss transfer agreement (in EURO per share) | € / shares										€ 1.66
Number of postbank shares affected by profit and loss agreement | shares										0.5
Number of former Postbank shares affected from increase of the annual compensation, approximately | shares										7.0
Further Proceedings Relating to the Postbank Takeover
Decisive takeover price for determining an appropriate cash compensation, claimed by applicants in the appraisal proceedings (in EURO per share) | € / shares										€ 57.25
Regional Court Cologne decision from October 1, 2020
Increase of annual compensation pursuant to Section 304 of the German Stock Corporation Act (jaehrliche Ausgleichszahlung) (in EURO per share) | € / shares										0.12
New saldo after increase of annual compensation pursuant to Section 304 of the German Stock Corporation Act (jaehrliche Ausgleichszahlung) (in EURO per share) | € / shares										1.78
Increase of settlement amount pursuant to Section 305 of the German Stock Corporation Act (Abfindungsbetrag) (in EURO per share) | € / shares										4.56
New saldo after increase of settlement amount pursuant to Section 305 of the German Stock Corporation Act (Abfindungsbetrag) (in EURO per share) | € / shares										€ 29.74
Number of former Postbank shares affected from increase of the settlement amount, approximately | shares										0.5
Settlement amount based on report on specific valuation aspects (in EURO per share) | € / shares										€ 28.00
RusChemAlliance Litigation
Claim for payment by RCA under an advance payment guarantee issued by Deutsche Bank in EUR					€ 238.0
Court penalty threatened by Russian court in case of non-compliance with ASI				€ 240.0
Recognition of a provision and a corresponding contingent asset under the indemnification agreement in EUR													€ 260.0
RCA enforced payment claim including interest payable against assets of Deutsche Bank maintained in Russia			€ 244.0
Irrevocable Payment Commitments
Irrevocable payment collaterals related to bank levy										€ 1,500.0		1,500.0
thereof IPCs related to the SRF										1,000.0		1,000.0
thereof IPCs related to the German deposit protection fund										500.0		500.0
Groups cash collateral										1,000.0		1,000.0
Groups Securities collateral										524.0		481.0
Groups cash collateral thereof SRPF										€ 1,000.0		€ 1,000.0